FORM 24F-2
                        Annual Notice of Securities Sold
                              Pusuant to Rule 24f-2
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1.   Names and address of issuer:

     EVERGREEN FOUNDATION TRUST
     2500 Westchester Avenue
     Purchase, New York 10577


2.   Name  of each series or class of funds for which this notice is filed:

     EVERGREEN FOUNDATION FUND
     EVERGREEN TAX STRATEGIC FOUNDATION FUND

3.   Investment Company Act File Number:     811-5953

     Securities Act File Number:             33-31803



4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                 [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):




7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: N/A




8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: N/A




9.   Number and aggregate sale price of securities sold during the fiscal year:

     EVERGREEN FOUNDATION FUND                 47,788,389        $719,488,989
     EVERGREEN TAX STRATEGIC FOUNDATION FUND    2,542,485          32,291,009
                                              ________________    ______________
                                               50,330,874 Shares $751,779,998


10. Number and aggregate sale price of securities [*35] sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     EVERGREEN FOUNDATION FUND                 47,788,389        $719,488,989
     EVERGREEN TAX STRATEGIC FOUNDATION FUND    2,542,485          32,291,009
                                              ________________    ____________
                                               50,330,874 Shares $751,779,998


11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

     EVERGREEN FOUNDATION FUND                3,604,753          $55,523,207
     EVERGREEN TAX STRATEGIC FOUNDATION FUND    119,289            1,574,099
                                              ________________    _____________
                                              3,724,042  Shares  $57,097,306



12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $

     EVERGREEN FOUNDATION FUND                  47,788,389        $719,488,989
     EVERGREEN TAX STRATEGIC FOUNDATION FUND     2,542,485          32,291,009
                                               ________________    ____________
                                                50,330,874 Shares $751,779,998


     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): $

     EVERGREEN FOUNDATION FUND                  3,604,753          $55,523,207
     EVERGREEN TAX STRATEGIC FOUNDATION FUND      119,289            1,574,099
                                                ________________    ___________
                                                3,724,042  Shares  $57,097,306


    (iii) Aggregate price of shares redeemed or repurchased during the fiscal
          year (if applicable):   $

     EVERGREEN FOUNDATION FUND                19,987,375         $301,222,020
     EVERGREEN TAX STRATEGIC FOUNDATION FUND     249,385            3,143,238
                                              ________________    _____________
                                              20,236,760 Shares  $304,365,258


     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
          (if applicable):  N/A


     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv) (if applicable): $ 504,512,046


     (vi) Multiplier prescibed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): /3300


    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $ 152,882



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [x]



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 28, 1997

     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) *    John J. Pileggi
                                   President & Treasurer

                                   /s/ John J. Pileggi
                                   ---------------------



     Date February 28, 1997